SUBSEQUENT EVENTS (Details)		6 Months Ended	9 Months Ended
	Oct. 14, 2020 USD ($) Vote / shares $ / shares shares	Jun. 30, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares
Class B ordinary shares
Subsequent Event [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, vote per share | Vote		1	1
Conversion ratio		1	1
Subsequent event
Subsequent Event [Line Items]
Maximum available cash at the Closing | $	$ 920,000,000
Period during which certain actions won't be taken with respect to voting of equity securities in the company	1 year
Subsequent event | PubCo Class A Common Stock | Backstop Agreement
Subsequent Event [Line Items]
Maximum amount to fund redemptions by shareholders | $	$ 300,000,000
Subsequent event | PIPE Financing (Private Placement) | PubCo Class A Common Stock
Subsequent Event [Line Items]
Number of shares issued (in shares)	52,000,000
Purchase price (in dollars per share) | $ / shares	$ 10.00
Aggregate gross proceeds | $	$ 520,000,000
Subsequent event | Neuberger Berman Opportunistic Capital Solutions Master Fund LP | Forward Purchase Side Letter
Subsequent Event [Line Items]
Amount allocated to the company | $	$ 200,000,000
Number of shares subscribed	20,000,000
Number of warrants subscribed	5,000,000
Subsequent event | E2open Holdings, LLC
Subsequent Event [Line Items]
Maximum available cash at the Closing | $	$ 1,020,000,000
Subsequent event | E2open Holdings, LLC | PubCo Class A Common Stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion ratio	1
Subsequent event | E2open Holdings, LLC | PubCo Class B-1 Common Stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Subsequent event | E2open Holdings, LLC | PubCo Class B-2 Common Stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share) | $ / shares	0.0001
Subsequent event | E2open Holdings, LLC | Class V common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, vote per share | Vote / shares	1
Number Of Shares Issued For Each Membership Unit	1
Subsequent event | E2open Holdings, LLC | Neuberger Berman Opportunistic Capital Solutions Master Fund LP
Subsequent Event [Line Items]
Proceeds from Forward Purchase Agreement | $	$ 200,000,000
Subsequent event | CC Neuberger Principal Holdings I Sponsor LLC and independent directors | PubCo Class B-1 Common Stock
Subsequent Event [Line Items]
Conversion ratio	2,500,000
Subsequent event | CC Neuberger Principal Holdings I Sponsor LLC and independent directors | Class B ordinary shares
Subsequent Event [Line Items]
Number of share converted	2,500,000